MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

July 31, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust

Registration Numbers (333-160918 and 811-22321)

Dear Sir/Madam:

On July 31, 2020, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information to register Class A2 shares for MainStay MacKay Short Term Municipal Fund, a series of MainStay Funds Trust, filed on Post-Effective Amendment No. 157 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 162 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the registration statement to the undersigned at (201) 744-3598 or brian_j_mcgrady@newyorklife.com.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady

Assistant Secretary